UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21470
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 117.4%

Security	Shares	Value
Apparel — 0.5%
VF Corp.	150,000	$7,417,500
		$7,417,500

Appliances — 0.6%
Whirlpool Corp.	150,000	9,013,500
		$9,013,500

Applications Software — 1.5%
Microsoft Corp.	800,000	22,120,000
		$22,120,000

Beverages — 2.3%
Diageo PLC (1)	2,750,000	34,338,485
		$34,338,485

Building Materials — 0.8%
Snap-On, Inc.	25,000	689,000
Stanley Works	250,000	10,632,500
		$11,321,500

Chemicals — 3.4%
Dow Chemical Co. (The)	700,000	31,626,000
Eastman Chemical Co.	50,000	2,377,500
Lyondell Chemical Co.	750,000	16,845,000
		$50,848,500

Coal — 0.3%
Fording Canadian Coal Trust (1)	60,000	3,358,200
Peabody Energy Corp.	15,000	892,500
		$4,250,700

Commercial Banks — 15.1%
Bank of America Corp.	1,000,000	43,330,000
Bank of Nova Scotia (1)	1,000,000	29,250,000
Canadian Imperial Bank of Commerce (1)	550,000	29,408,953
HSBC Holdings PLC (1)	2,000,000	31,762,644
National City Corp.	350,000	13,517,000
North Fork Bancorporation, Inc.	250,000	11,112,500
TCF Financial Corp.	300,000	9,087,000
Wachovia Corp.	800,000	37,560,000
Wells Fargo & Co.	350,000	20,870,500
		$225,898,597

Computers and Business Equipment — 0.3%
Pitney Bowes, Inc.	100,000	$4,410,000
		$4,410,000

Distributors — 1.0%
Genuine Parts Co.	400,000	15,352,000
		$15,352,000

Diversified Telecommunication Services — 15.2%
BCE, Inc. (1)	1,200,000	25,980,000
BellSouth Corp.	1,550,000	42,036,000
BT Group PLC (1)	7,000,000	22,800,925
Citizens Communications Co.	1,515,300	20,289,867
SBC Communications, Inc.	1,850,000	48,007,500
Sprint Corp. (FON Group)	300,000	6,039,000
Telstra Corp. Ltd. (1)	4,500,000	15,149,722
Verizon Communications, Inc.	1,200,000	47,256,000
		$227,559,014

Electrical Equipment — 1.4%
Emerson Electric Co.	350,000	21,661,500
		$21,661,500

Electrical/Electronic Manufacturer — 1.1%
Cooper Industries Ltd., Class A (1)	225,000	13,275,000
Hubbell, Inc.	80,000	3,586,400
		$16,861,400

Engineering and Construction — 0.4%
Bouygues SA (1)	150,000	5,641,917
		$5,641,917

Financial Services — 2.2%
Citigroup, Inc.	350,000	15,442,000
J.P.Morgan Chase & Co.	450,000	17,878,500
		$33,320,500

Food Products — 0.8%
Sara Lee Corp.	500,000	11,430,000
		$11,430,000

Household Products — 0.8%
Kimberly-Clark Corp.	150,000	9,688,500
PPG Industries, Inc.	50,000	3,064,000
		$12,752,500

Industrial Conglomerates — 0.9%
General Electric Co.	400,000	13,432,000
		$13,432,000

Insurance — 1.6%
XL Capital Ltd., Class A (1)	325,000	24,046,750
		$24,046,750

Lodging and Gaming — 0.5%
Harrah’s Entertainment, Inc.	150,000	$7,947,000
		$7,947,000

Machinery — 1.3%
Caterpillar, Inc.	250,000	20,112,500
		$20,112,500

Oil and Gas — 12.2%
Amerada Hess Corp.	145,000	12,905,000
BP PLC ADR (1)	750,000	43,147,500
Centrica PLC (1)	4,999,990	22,745,464
ChevronTexaco Corp.	700,000	37,548,000
Exxon Mobil Corp.	275,000	13,290,750
Kerr-McGee Corp.	215,000	12,308,750
Marathon Oil Corp.	505,000	20,846,400
Statoil ASA (1)	1,000,000	14,402,072
Unocal Corp.	150,000	6,450,000
		$183,643,936

Paper and Forest Products — 0.7%
MeadWestvaco Corp.	350,000	11,165,000
		$11,165,000

Pharmaceuticals — 2.2%
GlaxoSmithKline PLC (1)	450,000	9,708,315
GlaxoSmithKline PLC ADR (1)	300,000	13,119,000
Merck & Co., Inc.	270,000	8,910,000
Wyeth Corp.	50,000	1,870,000
		$33,607,315

Printing and Business Products — 1.7%
Deluxe Corp.	225,000	9,229,500
Donnelley (R.R.) & Sons Co.	500,000	15,660,000
		$24,889,500

REITS — 10.0%
AvalonBay Communities, Inc.	250,000	15,055,000
Boston Properties, Inc.	200,000	11,078,000
Chelsea Property Group, Inc.	150,000	10,065,000
Developers Diversified Realty Corp.	375,000	14,681,250
Liberty Property Trust, Inc.	250,000	9,960,000
Pan Pacific Retail Properties, Inc.	150,000	8,115,000
Public Storage, Inc.	300,000	14,865,000
Rayonier, Inc.	200,000	9,048,000
Rouse Co. (The)	150,000	10,032,000
Simon Property Group, Inc.	300,000	16,089,000
SL Green Realty Corp.	200,000	10,362,000
Sun Communities, Inc.	200,000	7,838,000
Washington REIT	200,000	6,060,000
Weingarten Realty Investors	200,000	6,602,000
		$149,850,250

Restaurants — 1.4%
McDonald’s Corp.	750,000	21,022,500
		$21,022,500

Retail - Specialty and Apparel — 0.7%
Limited, Inc. (The)	500,000	$11,145,000
		$11,145,000

Tobacco - 2.7%
Altria Group, Inc.	850,000	39,984,000
		$39,984,000

Utilities — Electrical and Gas — 30.7%
Ameren Corp.	268,000	12,368,200
American Electric Power Co., Inc.	450,000	14,382,000
Consolidated Edison, Inc.	400,000	16,816,000
Dominion Resources, Inc.	650,000	42,412,500
DTE Energy Co.	645,800	27,246,302
E.ON AG (1)	500,000	36,943,193
Edison International	650,000	17,231,500
Enel SPA (1)	3,700,000	30,217,696
Entergy Corp.	600,000	36,366,000
Exelon Corp.	660,000	24,215,400
FirstEnergy Corp.	850,000	34,918,000
FPL Group, Inc.	350,000	23,912,000
National Grid Transco PLC (1)	5,000,000	42,279,982
NiSource, Inc.	750,000	15,757,500
RWE AG (1)	650,000	31,107,398
Scottish and Southern Energy PLC (1)	1,500,000	21,172,468
Scottish Power PLC (1)	2,300,000	17,592,917
Southern Co. (The)	500,000	14,990,000
		$459,929,056

Water Utilities — 3.1%
United Utilities PLC (1)	2,300,000	23,122,230
Veolia Environment (1)	813,234	23,443,061
		$46,565,291

Total Common Stocks (identified cost $1,661,486,844)		$1,761,537,711

Preferred Stocks — 29.4%

Security	Shares	Value
Commercial Banks — 17.3%
Abbey National Capital Trust I, 8.963% (1) (2)	170,000	$23,391,082
Abbey National PLC, 7.375% (1)	395,000	10,522,800
ABN AMRO Capital Funding Trust VII, 6.08% (1)	505,000	12,256,350
Banco Santander, 6.41% (1) (3)	908,600	22,400,624
Barclays Bank PLC, 8.55% (1) (2) (3) (5)	218,600	27,357,025
BNP Paribas Capital Trust, 9.003% (1) (2) (3) (5)	150,000	18,989,130
CA Preferred Fund Trust II, 7.00% (1) (5)	50,000	5,257,255
CA Preferred Fund Trust, 7.00% (1) (5)	250,000	26,222,350
Den Norske Bank, 7.729% (1) (3) (5)	50,000	5,949,345
HSBC Capital Funding LP, 9.547% (1) (2) (3) (5)	210,000	26,980,380
Lloyds TSB Bank PLC, 6.90% (1) (5)	220,000	23,014,860
Nordbanken AB, 8.95% (1) (2) (3)	15,700	1,947,461
Royal Bank of Scotland Group PLC, 9.118% (1) (5)	235,750	29,015,096
UBS Preferred Funding Trust I, 8.622% (1) (5)	150,000	18,774,330
UBS Preferred Funding Trust III, 7.25% (1) (5)	253,500	6,672,120
		$258,750,208

Financial Services — 3.6%
BBVA Preferred Capital Ltd., 7.75% (1)	372,500	$9,815,375
Lehman Brothers Holdings, Inc., 6.50%	801,800	21,071,304
Prudential PLC, 6.50% (1) (5)	230,000	22,465,733
		$53,352,412

Food Products — 1.5%
Dairy Farmers of America, 7.875% (3)	222,480	23,137,920
		$23,137,920

Insurance — 5.9%
Ace Ltd., 7.80% (1)	280,700	7,550,830
AXA, 7.10% (1) (5)	225,000	23,437,530
ING Capital Funding Trust III, 8.439% (1) (5)	170,000	20,916,511
ING Groep NV, 7.05% (1)	222,300	5,808,699
ING Groep NV, 7.20% (1)	330,000	8,778,000
RenaissanceRe Holdings Ltd., 6.08% (1)	441,000	10,398,780
Zurich Regcaps Fund Trust VI (1) (2) (3)	12,500	11,742,188
		$88,632,538

Utilities - Electrical and Gas — 1.1%
Duquesne Light, 6.50%	325,000	16,737,500
		$16,737,500

Total Preferred Stocks (identified cost $438,761,612)		$440,610,578

Commercial Paper — 0.3%

Security	Principal Amount (000’s omitted)	Value
Rangers Funding Co. LLC, 1.68%, 10/15/04 (4)	$3,900	$3,897,452

Total Commercial Paper (at amortized cost, $3,897,452)		$3,897,452

Short-Term Investments — 2.5%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$38,273	$38,273,000

Total Short-Term Investments (at amortized cost, $38,273,000)		$38,273,000

Total Investments — 149.6% (identified cost $2,142,418,908)		$2,244,318,741

Other Assets, Less Liabilities — 0.40%		$5,755,716

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.0)%		$(750,192,361)

Net Assets Applicable to Common Shares — 100.0%		$1,499,882,096

ADR	-	American Depositary Receipt

1		Foreign security.

2		Variable rate security.

3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $138,504,073 or 9.2% of the Fund’s net assets.

4

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

5		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,142,418,908
Gross unrealized appreciation	$115,732,313
Gross unrealized depreciation	(13,832,480)
Net unrealized appreciation	$101,899,833

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/S/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	November 17, 2004